  Summary Prospectus

Touchstone Capital Growth Fund  October 30, 2013
  Amended November 6, 2013

Class A Ticker: TSCGX Class C Ticker: TCFCX
Class Y Ticker: TCGYX Institutional Shares Ticker: TCGNX

Before you invest, you may want to review the Fund's prospectus, which contains information about the Fund and its risks. The Fund's prospectus and Statement of Additional Information, both dated October 30, 2013, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund's prospectus and other information about the Fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

The Fund's Investment Goal

The Fund seeks to provide investors with long-term capital growth.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 40 and in the Fund's Statement of Additional Information ("SAI") on page 62.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.48%	21.41%	0.44%	23.59%
Total Annual Fund Operating Expenses	3.43%	23.11%	1.14%	24.29%
Fee Waiver or Expense Reimbursement[1]	(2.18)%	(21.11)%	(0.14)%	(23.39)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	1.25%	2.00%	1.00%	0.90%

1Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00%, and 0.90% for Classes A, C, and Y shares and Institutional Class shares, respectively. This expense limitation will remain in effect until at least October 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund (the "Board") if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Investment Advisor" in the Fund's Statement of Additional Information for more information.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional	Class C
1 Year	$695	$303	$102	$92	$203
3 Years	$1,376	$4,141	$348	$4,221	$4,141
5 Years	$2,079	$6,781	$614	$6,910	$6,781
10 Years	$3,936	$10,177	$1,374	$10,215	$10,177

Touchstone Capital Growth Fund

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended June 30, 2013, the portfolio turnover rate of the Fund was 38% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities of large-cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders. For purposes of this Fund, large-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $1,822 million and $457,169 million as of its most recent reconstitution on August 31, 2013). The size of the companies in the Russell 1000® Growth Index will change with market conditions. Equity securities include common and preferred stocks and American Depositary Receipts ("ADRs"). The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may also focus its investments within certain sectors.

The Fund's sub-advisor, Ashfield Capital Partners, LLC ("Ashfield"), seeks to invest in companies that in Ashfield's opinion have above average growth. Ashfield utilizes a systematic and integrated investment process to implement the Fund's investment strategy:

•  Quantitative. Ashfield employs a quantitative screening process that efficiently narrows the universe to a focused list of securities that possess attractive characteristics (size, liquidity, growth and valuation) and ranks them based on expectations of earnings improvement/deterioration.

•  Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.

•  Construct Portfolio. In the final stage, Ashfield constructs the Fund's portfolio.

•  Top-Down Thematic Overlay. Ashfield seeks to identify segments or sectors of the economy benefitting from above average secular growth trends. The top-down thematic overlay serves as an input into the stock selection and portfolio construction processes.

Ashfield's sell discipline will trigger a review for potential sale if:

•  The stock falls to the bottom 20% of its equity ranking model;

•  A fundamental change in the company's business model or management occurs;

•  There is a change in Ashfield's thematic emphasis;

•  The company receives a low forensic accounting score; or

•  The weight of the security exceeds 7% of the portfolio. The maximum position size held will be the greater of 5% or 1.25x the index weight.

The Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Depositary Receipts Risk: Foreign receipts, which include ADRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•  Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Touchstone Capital Growth Fund

Management Risk: In managing the Fund's portfolio, Touchstone Advisors (the "Advisor") engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers as compared to a diversified fund. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance1

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Capital Growth Fund — Class Y shares Total Return as of December 31

Best Quarter: First Quarter 2012	16.50%
Worst Quarter: Fourth Quarter 2008	(26.94)%

The year-to-date return for the Fund's Class Y shares as of September 30, 2013 is 19.32%.

1Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual Large Cap Growth Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI.

Touchstone Capital Growth Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on November 29, 1996, Class A shares began operations on September 30, 2003, Institutional Class shares began operations on December 20, 2006 and Class C shares began operations on April 16, 2012. Performance for Classes A and C shares and Institutional Class shares were calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003, December 20, 2006 and April 16, 2012, respectively. Performance for Classes A and C shares for this period have been restated to reflect the impact of their respective fees and expenses.

Average Annual Total Returns
For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	16.00%	(1.13)%	6.46%
Return After Taxes on Distributions	15.98%	(1.18)%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares	10.44%	(0.98)%	5.67%
Class A
Return Before Taxes	9.11%	(2.55)%	5.55%
Class C
Return Before Taxes	15.49%	(1.83)%	5.55%
Institutional
Return Before Taxes	16.11%	(0.97)%	6.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager(s)	Investment Experience	Primary Title with Sub-Advisor
Ashfield Capital Partners, LLC	Peter A. Johnson	Managing the Fund since February 2007	Portfolio Manager/Analyst
	Gregory M. Jones, CFA	Managing the Fund since January 2011	Portfolio Manager/Analyst and Director of Global Equities
	J. Stephen Lauck, CFA	Managing the Fund since February 2007	President, CEO and Portfolio Manager/Analyst
	Marc W. Lieberman, CFA	Managing the Fund since February 2007	Director of Research Portfolio Manager/Analyst

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50
	Institutional
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Classes A and C shares may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your

Touchstone Capital Growth Fund

financial institution. Institutional Class shares are available through Touchstone Securities, Inc. or your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred account, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Touchstone Capital Growth Fund

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